Operating expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses by nature
Employee costs	$ 14,533	$ 11,890
Office, insurance and other expenses	5,000	4,113
Professional services	4,412	2,115
Amortization	369	374
Total operating expenses	24,314	18,492
Share-based compensation expense	$ 5,300	$ 5,100